Accounts receivable, net of credit expected losses -Summary of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	$ 149,818	$ 90,611
Third-party credit card processors
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	90,063	58,282
Fulfilment partners
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	22,100	12,179
Airlines
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	4,686	4,261
Hotels
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	4,268	1,927
Global distribution systems
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	8,612	5,353
Advertising
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	4,749	2,309
Others
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	$ 15,340	$ 6,300